SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	May 22, 2019	Mar. 31, 2018	May 21, 2019	Apr. 17, 2019	Jun. 30, 2017
Common stock purchase price					$ 10.00
Capital raised through purchase of shares		$ 5,612,500
Pipe Shares [Member] | Subsequent Event [Member] | Subscription Agreement [Member]
Aggregate no of shares to purchase	6,153,847
Common stock purchase price	$ 3.25
Capital raised through purchase of shares	$ 20,000,000
Commercial Paper [Member] | Subsequent Event [Member]
Debt instrument face amount			$ 14,559	$ 55,000